TAXATION (Narrative) (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax [Line Items]
Statutory reserves	¥ 466,252,857	¥ 466,252,857	$ 68,775,959	¥ 466,252,857
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount	39,821,775
Effective Income Tax Rate Reconciliation, Deduction, Amount	265,478,500
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		25.00%
Reduced statutory rate		15.00%
Dividend distribution with holding tax		10.00%
Statutory reserves	3,050,375,794	¥ 3,050,375,794		2,869,500,611
Deferred tax liability reinvested earnings	¥ 152,518,790	¥ 152,518,790		¥ 143,475,031
CHINA [Member] | Minimum [Member]
Income Tax [Line Items]
Dividend distribution with holding tax		5.00%
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate		16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate		28.80%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate		38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate		8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate		33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate		31.40%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate		33.33%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate		23.00%
UNITED STATES [Member]
Income Tax [Line Items]
State/Province tax rate		8.84%
UNITED STATES [Member] | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
UNITED STATES [Member] | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate		35.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
State/Province tax rate		11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%
SOUTH AFRICA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		28.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%